Taxes on Income (Details) - Schedule of reconciliation of tax benefit - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of tax benefit [Abstract]
Loss before tax benefit	$ (12,543,737)	$ (3,953,005)	$ (1,972,558)
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit	$ 2,885,060	$ 909,191	$ 453,688
Losses and timing differences for which valuation allowance was provided, net	(329,578)	(478,812)	(514,287)
Non-deductible expenses and other permanent differences	(2,526,808)	(332,799)	146,315
Beneficial conversion feature		(99,790)	(94,858)
Other	(28,674)	2,210	9,142
Income tax expense recognized in profit or loss